Commitments and contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Operating lease commitments
July 1, 2015 - June 30, 2016	$ 5,203,828
July 1, 2016 - June 30, 2017	2,021,425
July 1, 2017 - June 30, 2018	1,190,191
July 1, 2018 - June 30, 2019	900,193
July 1, 2019 and thereafter	1,124,363
Total	10,440,000
Capital lease commitments
July 1, 2015 - June 30, 2016	5,563,485
July 1, 2016 - June 30, 2017	5,563,485
July 1, 2017 - June 30, 2018	5,563,485
July 1, 2018 - June 30, 2019	5,563,485
July 1, 2019 and thereafter	11,126,971
Total minimum lease payments	33,380,911
Less interest	(8,492,416)
Capital lease obligations	24,888,495
Less current maturities of capital lease obligations	(3,256,159)	$ (3,010,201)
Long-term capital lease obligations	21,632,336	23,499,642
Construction Contracts for Real Estate and Land Use Rights [Member]
Other commitments
July 1, 2015 - June 30, 2016	228,104,930
July 1, 2016 - June 30, 2017	52,763,909
July 1, 2017 - June 30, 2018	2,634,110
July 1, 2018 - June 30, 2019	198,516
July 1, 2019 and thereafter	0
Total	283,701,465
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Estimated amount for the contingency	16,200,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	$ 1,304,383,684	$ 1,305,598,342